Related Party Transactions - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and Due from Banks	$ 6,744,840,168	$ 4,346,311,187
Debt Securities at fair value through profit or loss	1,508,649,114	1,303,957,419
Derivative Financial Instruments	4,161,315	76,849,407
Repurchase Transactions	0	2,548,194,271
Other Financial Assets	1,736,380,010	387,844,721
Loans and Other Financing	14,388,091,921	6,708,657,840
Other Debt Securities	4,480,705,390	4,194,855,555
Total Assets	32,517,979,372	22,246,858,046
Liabilities
Derivative Financial Instruments	7,672,255	26,651,539
Other Financial Liabilities	3,562,811,596	2,772,848,068
Financing Received from the Argentine Central Bank and Other Financial Institutions	441,780,166	300,794,066
Debt Securities	1,009,506,228	201,900,664
Subordinated Debt Securities	266,114,122	447,750,094
Insurance Contracts Liabilities	666,142,182	230,177,313
Other Non-financial Liabilities	772,620,342	605,751,710
Total Liabilities	26,454,235,292	17,854,034,339
Income (Loss)
Net Income from interest	5,149,812,618	3,762,271,310	$ 1,034,262,951
Net fee Income	1,091,864,547	1,026,604,886	919,128,952
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	866,960,910	596,449,655	2,292,844,318
Other Operating Income (Expense)	488,418,535	831,336,610	500,385,074
Insurance Business Result	16,029,355	79,141,918	87,268,855
Other Operating Expenses	(1,260,006,573)	(1,231,597,862)	(862,995,830)
Operating Income	1,491,992,997	1,176,098,058	447,445,508
Total for all related parties
Assets
Cash and Due from Banks	154,714,235	71,700,003
Debt Securities at fair value through profit or loss	10,491,190	30,905,319
Derivative Financial Instruments	1,465,596	14,069,425
Repurchase Transactions	40,785,490	46,560,943
Other Financial Assets	7,662,886	21,498,546
Loans and Other Financing	99,286,008	143,459,601
Other Debt Securities	95,318,797	0
Other Non-financial Assets	(148)	17
Total Assets	409,724,054	328,193,854
Liabilities
Deposits	161,955,162	93,186,228
Liabilities at fair value through profit or loss	3,111,231	0
Derivative Financial Instruments	1,465,597	14,069,425
Repurchase Transactions	40,785,342	46,560,943
Other Financial Liabilities	1,269,095	16,546,497
Financing Received from the Argentine Central Bank and Other Financial Institutions	94,796,845	125,384,238
Debt Securities	10,491,190	26,170,493
Subordinated Debt Securities	95,318,797	4,734,826
Insurance Contracts Liabilities	45,529	8,976
Other Non-financial Liabilities	485,266	1,532,228
Total Liabilities	409,724,054	328,193,854
Income (Loss)
Net Income from interest	(23,458,990)	5,937,931	14,233,562
Net fee Income	8,401,872	21,932,207	20,170,416
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	4,949,358	(10,675,304)	(15,313,393)
Other Operating Income (Expense)	16,888,254	16,325,987	17,484,333
Insurance Business Result	(14,886,594)	(32,878,689)	(33,613,683)
Administrative Expenses	(1,059,513)	(1,797,353)	(3,591,858)
Other Operating Expenses	(47,261)	(3,663)	(110,481)
Operating Income	$ (9,212,874)	$ (1,158,884)	$ (741,104)